UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.9%

	COMMON STOCKS – 97.9%

	Automobiles – 3.9%

169,800	General Motors Company, (2)	$6,107,706

	Capital Markets – 1.2%

70,200	FBR Capital Markets Corporation, (2)	1,882,062

	Commercial Banks – 1.3%

93,400	Privatebancorp, Inc.	1,998,760

	Communication Equipment – 2.9%

193,500	Cisco Systems, Inc.	4,531,770

	Diversified Financial Services – 5.9%

127,200	Citigroup Inc.	6,170,472

60,000	JPMorgan Chase & Co.	3,101,400
	Total Diversified Financial Services	9,271,872

	Energy Equipment & Services – 1.5%

319,700	McDermott International Inc., (2)	2,375,371

	Food Products – 1.2%

256,000	Orkla ASA	1,879,040

	Health Care Providers & Services – 0.6%

28,000	Permier Inc., Class A, (2)	887,600

	Hotels, Restaurants & Leisure – 1.8%

92,300	Norwegian Cruise Line Holdings Limited, (2)	2,847,455

	Household Durables – 1.8%

42,100	Harman International Industries Inc.	2,788,283

	Independent Power Producers & Energy Traders – 1.4%

77,600	NRG Energy Inc.	2,120,808

	Insurance – 22.0%

129,700	American International Group	6,307,311

64,000	AON PLC	4,764,160

214,800	Hartford Financial Services Group, Inc.	6,684,575

70,500	Loews Corporation	3,295,170

84,287	Reinsurance Group of America Inc.	5,646,386

175,400	Unum Group	5,339,176

53,000	Willis Group Holdings PLC	2,296,490
	Total Insurance	34,333,268

	Life Sciences Tools & Services – 0.1%

1,300	Bio-Rad Laboratories Inc., (2)	152,828

	Machinery – 3.4%

38,700	Ingersoll Rand Company Limited, Class A	2,513,178

Nuveen Investments	1

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Machinery (continued)

51,000	PACCAR Inc.	$2,838,660
	Total Machinery	5,351,838

	Media – 5.8%

257,300	Interpublic Group Companies, Inc.	4,420,414

55,497	Viacom Inc., Class B	4,638,439
	Total Media	9,058,853

	Metals & Mining – 2.6%

173,699	AngloGold Ashanti Limited, Sponsored ADR	2,306,723

94,700	Barrick Gold Corporation	1,763,314
	Total Metals & Mining	4,070,037

	Mortgage REIT – 1.6%

6,300	PennyMac Mortgage Investment Trust	142,884

123,900	Redwood Trust Inc.	2,439,591
	Total Mortgage REIT	2,582,475

	Oil, Gas & Consumable Fuels – 14.7%

74,000	Apache Corporation	6,300,360

211,500	Canadian Natural Resources Limited	6,649,560

197,400	Denbury Resources Inc., (2)	3,634,134

550,000	Talisman Energy Inc.	6,325,000
	Total Oil, Gas & Consumable Fuels	22,909,054

	Pharmaceuticals – 8.0%

147,000	Pfizer Inc.	4,220,370

88,800	Sanofi-Aventis	4,495,944

100,000	Teva Pharmaceutical Industries Limited, Sponsored ADR	3,778,000
	Total Pharmaceuticals	12,494,314

	Semiconductors & Equipment – 7.2%

752,150	LSI Logic Corporation	5,881,813

62,600	MKS Instruments Inc.	1,664,534

242,800	PMC-Sierra, Inc., (2)	1,607,336

132,100	Teradyne Inc., (2)	2,182,292
	Total Semiconductors & Equipment	11,335,975

	Software – 6.8%

177,877	CA Inc.	5,277,611

160,950	Microsoft Corporation	5,361,245
	Total Software	10,638,856

	Thrifts & Mortgage Finance – 1.1%

90,000	PennyMac Financial Services Inc., (2)	1,691,100

	Wireless Telecommunication Services – 1.1%

47,000	Vodafone Group PLC, Sponsored ADR	1,653,460
	Total Long-Term Investments (cost $117,216,643)	152,962,785

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.4%

$3,780	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $3,779,509, collateralized by $4,130,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $3,856,388	0.000%	10/01/13	$3,779,509

	Total Short-Term Investments (cost $3,779,509)			3,779,509
	Total Investments (cost $120,996,152) – 100.3%			156,742,294
	Other Assets Less Liabilities – (0.3)%			(398,287)
	Net Assets – 100%			$156,344,007

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$152,962,785	$—	$—	$152,962,785
Short-Term Investments:
Repurchase Agreements	—	3,779,509	—	3,779,509
Total	$152,962,785	$3,779,509	$—	$156,742,294

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $125,956,030.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$42,122,949
Depreciation	(11,336,685)
Net unrealized appreciation (depreciation) of investments	$30,786,264

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

Nuveen Investments	3

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.0%

	COMMON STOCKS – 93.0%

	Aerospace & Defense – 1.6%

300,030	Raytheon Company	$23,123,312

	Automobiles – 3.4%

1,317,300	General Motors Company, (2)	47,383,281

	Capital Markets – 1.9%

170,500	Goldman Sachs Group, Inc.	26,974,805

	Chemicals – 0.7%

215,000	Mosaic Company	9,249,300

	Commercial Banks – 2.0%

693,630	Wells Fargo & Company	28,660,792

	Communication Equipment – 2.9%

1,713,100	Cisco Systems, Inc.	40,120,802

	Consumer Finance – 1.8%

370,430	Capital One Financial Corporation	25,463,358

	Diversified Financial Services – 5.9%

1,135,420	Citigroup Inc.	55,079,224

538,170	JPMorgan Chase & Co.	27,818,007
	Total Diversified Financial Services	82,897,231

	Diversified Telecommunication Services – 2.7%

1,217,170	CenturyLink Inc.	38,194,795

	Energy Equipment & Services – 1.3%

375,000	Baker Hughes Incorporated	18,412,500

	Food & Staples Retailing – 2.0%

500,000	CVS Caremark Corporation	28,375,000

	Independent Power Producers & Energy Traders – 0.7%

351,250	NRG Energy Inc.	9,599,663

	Insurance – 19.2%

1,139,215	American International Group	55,400,025

525,110	AON PLC	39,089,188

1,736,710	Hartford Financial Services Group, Inc.	54,046,415

500,031	Loews Corporation	23,371,449

1,100,780	MetLife, Inc.	51,681,621

1,496,380	Unum Group	45,549,807
	Total Insurance	269,138,505

	Machinery – 3.2%

327,270	Ingersoll Rand Company Limited, Class A	21,252,914

435,000	PACCAR Inc.	24,212,100
	Total Machinery	45,465,014

4	Nuveen Investments

Shares	Description (1)			Value

	Media – 6.1%

650,090	Interpublic Group Companies, Inc.			$11,168,546

536,800	Time Warner Inc.			35,326,808

474,620	Viacom Inc., Class B			39,668,740
	Total Media			86,164,094

	Metals & Mining – 2.5%

1,588,951	AngloGold Ashanti Limited, Sponsored ADR			21,101,269

737,790	Barrick Gold Corporation			13,737,650
	Total Metals & Mining			34,838,919

	Oil, Gas & Consumable Fuels – 13.6%

646,730	Apache Corporation			55,062,592

1,704,760	Canadian Natural Resources Limited			53,597,654

300,295	Occidental Petroleum Corporation			28,089,594

4,711,820	Talisman Energy Inc.			54,185,930
	Total Oil, Gas & Consumable Fuels			190,935,770

	Pharmaceuticals – 8.9%

1,518,440	Pfizer Inc.			43,594,412

835,230	Sanofi-Aventis			42,287,695

1,020,300	Teva Pharmaceutical Industries Limited, Sponsored ADR			38,546,934
	Total Pharmaceuticals			124,429,041

	Road & Rail – 1.7%

150,040	Union Pacific Corporation			23,307,214

	Semiconductors & Equipment – 1.1%

856,000	Applied Materials, Inc.			15,014,240

	Software – 7.9%

1,578,365	CA Inc.			46,830,090

1,520,710	Microsoft Corporation			50,654,850

429,000	Oracle Corporation			14,229,930
	Total Software			111,714,870

	Tobacco – 0.9%

152,220	Philip Morris International			13,180,730

	Wireless Telecommunication Services – 1.0%

402,450	Vodafone Group PLC, Sponsored ADR			14,158,192
	Total Long-Term Investments (cost $1,074,727,654)			1,306,801,428

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 7.4%

$103,371	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $103,370,813, collateralized by $105,180,000 U.S. Treasury Notes, 0.625%, due 7/15/16, value $105,440,846	0.000%	10/01/13	$103,370,813

	Total Short-Term Investments (cost $103,370,813)			103,370,813
	Total Investments (cost $1,178,098,467) – 100.4%			1,410,172,241
	Other Assets Less Liabilities – (0.4)%			(5,378,555)
	Net Assets – 100%			$1,404,793,686

Nuveen Investments	5

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,306,801,428	$—	$—	$1,306,801,428
Short-Term Investments:
Repurchase Agreements	—	103,370,813	—	103,370,813
Total	$1,306,801,428	$103,370,813	$—	$1,410,172,241

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $1,180,715,922.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$293,733,106
Depreciation	(64,276,787)
Net unrealized appreciation (depreciation) of investments	$229,456,319

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

6	Nuveen Investments

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.2%

	COMMON STOCKS – 96.2%

	Aerospace & Defense – 4.2%

9,620	Astronics Corporation, (2)	$478,210

81,250	Orbital Sciences Corporation, (2)	1,720,875
	Total Aerospace & Defense	2,199,085

	Building Products – 3.1%

128,850	Griffon Corporation	1,615,779

	Commercial Banks – 5.3%

21,500	Privatebancorp, Inc.	460,100

27,200	Texas Capital BancShares, Inc., (2)	1,250,384

57,150	Western Alliance Bancorporation, (2)	1,081,850
	Total Commercial Banks	2,792,334

	Commercial Services & Supplies – 1.2%

41,401	Schawk Inc.	614,391

	Electrical Equipment – 1.1%

9,600	EnerSys	582,048

	Electronic Equipment & Instruments – 4.2%

31,500	Coherent Inc.	1,935,675

3,200	FEI Company	280,960
	Total Electronic Equipment & Instruments	2,216,635

	Energy Equipment & Services – 1.3%

88,900	McDermott International Inc., (2)	660,527

	Food Products – 6.4%

11,700	Hormel Foods Corporation	492,804

184,000	Orkla ASA	1,350,560

22,743	Treehouse Foods Inc., (2)	1,519,915
	Total Food Products	3,363,279

	Hotels, Restaurants & Leisure – 3.5%

21,610	Bob Evans Farms	1,237,605

22,500	Texas Roadhouse, Inc.	591,300
	Total Hotels, Restaurants & Leisure	1,828,905

	Household Durables – 3.2%

25,545	Harman International Industries Inc.	1,691,845

	Insurance – 10.7%

2,715	Allied World Assurance Holdings	269,844

35,500	Axis Capital Holdings Limited	1,537,505

6,750	PartnerRe Limited	617,895

28,565	Reinsurance Group of America Inc.	1,913,569

29,700	Willis Group Holdings PLC	1,286,901
	Total Insurance	5,625,714

Nuveen Investments	7

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	IT Services – 1.8%

23,100	Euronet Worldwide, Inc., (2)	$919,380

	Life Sciences Tools & Services – 1.1%

400	Bio-Rad Laboratories Inc., (2)	47,024

25,900	Bruker Biosciences Corporation, (2)	534,835
	Total Life Sciences Tools & Services	581,859

	Machinery – 5.1%

26,900	Albany International Corporation, Class A	964,903

695	Middleby Corporation, (2)	145,192

41,200	TriMas Corporation, (2)	1,536,760
	Total Machinery	2,646,855

	Metals & Mining – 0.5%

3,600	Reliance Steel & Aluminum Company	263,772

	Oil, Gas & Consumable Fuels – 4.8%

46,300	Carrizo Oil & Gas, Inc., (2)	1,727,453

43,200	Denbury Resources Inc., (2)	795,312
	Total Oil, Gas & Consumable Fuels	2,522,765

	Paper & Forest Products – 7.9%

42,000	Clearwater Paper Corporation, (2)	2,006,340

16,700	Deltic Timber Corporation	1,087,838

30,000	Glatfelter	812,100

14,500	Louisiana-Pacific Corporation, (2)	255,055
	Total Paper & Forest Products	4,161,333

	Personal Products – 6.8%

58,050	Elizabeth Arden, Inc., (2)	2,143,206

47,300	Inter Parfums, Inc.	1,418,527
	Total Personal Products	3,561,733

	Pharmaceuticals – 2.4%

13,655	Jazz Pharmaceuticals, Inc., (2)	1,255,850

	Professional Services – 1.0%

29,600	Mistras Group Inc., (2)	503,200

	Real Estate Management & Development – 4.1%

100,100	Forestar Real Estate Group Inc., (2)	2,155,153

	Semiconductors & Equipment – 14.6%

277,900	LSI Logic Corporation	2,173,178

83,570	Microsemi Corporation, (2)	2,026,573

39,900	MKS Instruments Inc.	1,060,941

79,150	PMC-Sierra, Inc., (2)	523,973

112,100	Teradyne Inc., (2)	1,851,892
	Total Semiconductors & Equipment	7,636,557

	Specialy Retail – 0.5%

7,950	Guess Inc.	237,308

	Trading Companies & Distributors – 1.4%

9,865	WESCO International Inc., (2)	754,968
	Total Long-Term Investments (cost $39,883,438)	50,391,275

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.7%

$1,929	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $1,928,900, collateralized by $1,965,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,968,881	0.000%	10/01/13	$1,928,900

	Total Short-Term Investments (cost $1,928,900)			1,928,900
	Total Investments (cost $41,812,338) – 99.9%			52,320,175
	Other Assets Less Liabilities – 0.1%			68,059
	Net Assets – 100%			$52,388,234

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,391,275	$—	$—	$50,391,275
Short-Term Investments:
Repurchase Agreements	—	1,928,900	—	1,928,900
Total	$50,391,275	$1,928,900	$—	$52,320,175

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $42,090,329.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$10,901,303
Depreciation	(671,457)
Net unrealized appreciation (depreciation) of investments	$10,229,846

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	9

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.4%

	COMMON STOCKS – 94.4%

	Aerospace & Defense – 5.7%

87,590	Astronics Corporation, (2)	$4,354,099

260,350	Orbital Sciences Corporation, (2)	5,514,213
	Total Aerospace & Defense	9,868,312

	Beverages – 0.6%

141,545	Cott Corporation	1,088,481

	Building Products – 3.1%

422,850	Griffon Corporation	5,302,539

	Commercial Banks – 6.1%

72,550	Pacwest Bancorp.	2,492,818

64,390	Privatebancorp, Inc.	1,377,946

74,050	Texas Capital BancShares, Inc., (2)	3,404,079

170,830	Western Alliance Bancorporation, (2)	3,233,812
	Total Commercial Banks	10,508,655

	Construction & Engineering – 0.8%

126,050	Orion Marine Group Inc., (2)	1,312,181

	Electrical Equipment – 1.1%

30,500	EnerSys	1,849,215

	Electronic Equipment & Instruments – 10.3%

105,651	Coherent Inc.	6,492,254

412,835	GSI Group, Inc., (2)	3,938,446

72,565	Measurement Specialties, Inc., (2)	3,935,926

122,837	Methode Electronics, Inc.	3,439,436
	Total Electronic Equipment & Instruments	17,806,062

	Energy Equipment & Services – 1.1%

250,600	McDermott International Inc., (2)	1,861,958

	Food Products – 2.8%

72,490	Treehouse Foods Inc., (2)	4,844,507

	Hotels, Restaurants & Leisure – 2.3%

67,872	Bob Evans Farms	3,887,029

	Household Durables – 4.8%

81,400	Harman International Industries Inc.	5,391,122

185,915	Hooker Furniture Corporation	2,779,429
	Total Household Durables	8,170,551

	Insurance – 3.1%

8,650	Allied World Assurance Holdings	859,724

124,450	Aspen Insurance Holdings Limited	4,516,291
	Total Insurance	5,376,015

10	Nuveen Investments

Shares	Description (1)	Value

	IT Services – 1.7%

75,216	Euronet Worldwide, Inc., (2)	$2,993,597

	Machinery – 6.0%

135,700	Albany International Corporation, Class A	4,867,559

2,766	Middleby Corporation, (2)	577,845

132,245	TriMas Corporation, (2)	4,932,739
	Total Machinery	10,378,143

	Oil, Gas & Consumable Fuels – 4.0%

185,200	Carrizo Oil & Gas, Inc., (2)	6,909,812

	Paper & Forest Products – 6.8%

102,500	Boise Cascade Company, (2)	2,762,375

53,200	Deltic Timber Corporation	3,465,448

137,082	Neenah Paper, Inc.	5,388,693
	Total Paper & Forest Products	11,616,516

	Personal Products – 6.8%

184,985	Elizabeth Arden, Inc., (2)	6,829,646

161,639	Inter Parfums, Inc.	4,847,554
	Total Personal Products	11,677,200

	Professional Services – 4.7%

252,994	GP Strategies Corporation, (2)	6,633,503

87,500	Mistras Group Inc., (2)	1,487,500
	Total Professional Services	8,121,003

	Real Estate Management & Development – 3.9%

310,885	Forestar Real Estate Group Inc., (2)	6,693,354

	Road & Rail – 2.5%

250,154	Marten Transport, Ltd.	4,290,141

	Semiconductors & Equipment – 13.9%

349,450	Entegris Inc., (2)	3,546,918

266,000	Integrated Device Technology, Inc., (2)	2,505,720

179,194	International Rectifier Corporation, (2)	4,438,635

363,300	Lattice Semiconductor Corporation, (2)	1,620,318

276,575	Microsemi Corporation, (2)	6,706,944

112,800	MKS Instruments Inc.	2,999,352

328,050	PMC-Sierra, Inc., (2)	2,171,688
	Total Semiconductors & Equipment	23,989,575

	Thrifts & Mortgage Finance – 2.3%

206,440	HomeStreet Inc.	3,984,292
	Total Long-Term Investments (cost $117,654,155)	162,529,138

Nuveen Investments	11

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.5%

$7,805	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $7,805,279, collateralized by $8,530,00 U.S. Treasury Notes, 1.750%, due 5/15/23, value $7,964,888	0.000%	10/01/13	$7,805,279

	Total Short-Term Investments (cost $7,805,279)			7,805,279
	Total Investments (cost $125,459,434) – 98.9%			170,334,417
	Other Assets Less Liabilities – 1.1%			1,953,792
	Net Assets – 100%			$172,288,209

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$162,529,138	$—	$—	$162,529,138
Short-Term Investments:				—
Repurchase Agreements	—	7,805,279	—	7,805,279
Total	$162,529,138	$7,805,279	$—	$170,334,417

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $126,508,089.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$47,588,462
Depreciation	(3,762,134)
Net unrealized appreciation (depreciation) of investments	$43,826,328

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

12	Nuveen Investments

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.4%

	COMMON STOCKS – 94.4%

	Aerospace & Defense – 1.0%

60,600	General Dynamics Corporation	$5,303,712

	Automobiles – 4.8%

596,000	General Motors Company, (2)	21,438,120

209,419	Tata Motors Limited, ADR	5,574,734
	Total Automobiles	27,012,854

	Beverages – 1.5%

170,050	Molson Coors Brewing Company, Class B	8,524,607

	Capital Markets – 2.5%

102,513	Northern Trust Corporation	5,575,682

420,658	UBS AG	8,631,902
	Total Capital Markets	14,207,584

	Chemicals – 2.0%

133,087	Agrium Inc.	11,183,301

	Commercial Banks – 2.1%

331,184	KB Financial Group Inc., ADR	11,598,064

	Communication Equipment – 2.2%

519,877	Cisco Systems, Inc.	12,175,519

	Computers & Peripherals – 1.0%

86,000	Western Digital Corporation	5,452,400

	Diversified Financial Services – 1.0%

476,102	ING Groep N.V., Sponsored ADR, (2)	5,403,758

	Electric Utilities – 2.8%

520,021	Exelon Corporation	15,413,422

	Electronic Components – 0.9%

352,500	Corning Incorporated	5,142,975

	Electronic Equipment & Instruments – 2.3%

201,315	Ingram Micro, Inc., Class A, (2)	4,640,311

169,250	Tech Data Corporation, (2)	8,447,268
	Total Electronic Equipment & Instruments	13,087,579

	Energy Equipment & Services – 4.8%

103,750	Baker Hughes Incorporated	5,094,125

486,520	Transocean Inc.	21,650,140
	Total Energy Equipment & Services	26,744,265

	Food & Staples Retailing – 2.0%

151,399	Wal-Mart Stores, Inc.	11,197,470

Nuveen Investments	13

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Food Products – 5.1%

145,773	Bunge Limited	$11,065,628

296,150	Dean Foods Company, (2)	5,715,695

175,057	Ingredion Inc.	11,583,522
	Total Food Products	28,364,845

	Industrial Conglomerates – 2.2%

103,328	Siemens AG, Sponsored ADR	12,452,057

	Insurance – 18.8%

1,118,774	Aegon N.V.	8,278,928

143,902	Ageas, Sponsored ADR, (3)	5,832,132

467,000	American International Group	22,710,210

171,500	AON PLC	12,766,460

389,000	Axis Capital Holdings Limited	16,847,590

142,565	CNA Financial Corporation	5,443,132

208,900	Endurance Specialty Holdings Limited	11,222,108

359,609	Loews Corporation	16,808,125

410,500	MS&AD Insurance Group Holdings Inc., Unsponsored ADR, (3)	5,344,710
	Total Insurance	105,253,395

	Media – 5.0%

690,389	Interpublic Group Companies, Inc.	11,860,883

97,500	Time Warner Cable, Class A	10,881,000

77,850	Time Warner Inc.	5,123,309
	Total Media	27,865,192

	Metals & Mining – 1.0%

167,628	Freeport-McMoRan Copper & Gold, Inc.	5,545,134

	Oil, Gas & Consumable Fuels – 8.9%

96,754	Devon Energy Corporation	5,588,511

207,899	Royal Dutch Shell PLC, Class B, ADR	14,313,846

1,508,151	Talisman Energy Inc.	17,343,737

213,821	Total SA, Sponsored ADR	12,384,512
	Total Oil, Gas & Consumable Fuels	49,630,606

	Paper & Forest Products – 1.0%

73,346	Domtar Corporation	5,825,139

	Pharmaceuticals – 9.2%

129,452	Forest Laboratories, Inc., (2)	5,539,251

289,500	Impax Laboratories Inc., (2)	5,937,645

448,500	Merck & Company Inc.	21,353,085

464,000	Mitsubishi Tanabe Pharma Corporation, ADR, (3)	6,511,358

156,110	Novartis AG, Sponsored ADR	11,975,198
	Total Pharmaceuticals	51,316,537

	Road & Rail – 1.6%

339,714	CSX Corporation	8,744,238

	Semiconductors & Equipment – 2.0%

492,500	Intel Corporation	11,288,100

14	Nuveen Investments

Shares	Description (1)			Value

	Software – 6.7%

681,773	Microsoft Corporation			$22,709,859

439,880	Oracle Corporation			14,590,820
	Total Software			37,300,679

	Specialy Retail – 1.0%

70,687	Advance Auto Parts, Inc.			5,844,401

	Wireless Telecommunication Services – 1.0%

942,100	NII Holdings Inc., Class B, (2)			5,718,546
	Total Long-Term Investmetns (cost $454,393,037)			527,596,379

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.1%

$28,597	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $28,597,024, collateralized by: $4,885,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $5,131,541, $4,460,000 U.S. Treasury Notes, 2.000%, due 2/15/22, value $4,348,500, $15,000,000 U.S. Treasury Notes, 1.625%, due 11/15/22, value $14,006,250, and $6,090,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $5,686,538	0.000%	10/01/13	$28,597,024

	Total Short-Term Investments (cost $28,597,024)			28,597,024
	Total Investments (cost $482,990,061) – 99.5%			556,193,403
	Other Assets Less Liabilities – 0.5%			2,700,416
	Net Assets – 100%			$558,893,819

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$509,908,179	$17,688,200	$—	$527,596,379
Short-Term Investments:
Repurchase Agreements	—	28,597,024	—	28,597,024
Total	$509,908,179	$46,285,224	$—	$556,193,403

Nuveen Investments	15

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments was $486,859,390.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$79,497,094
Depreciation	(10,163,081)
Net unrealized appreciation (depreciation) of investments	$69,334,013

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

ADR	American Depositary Receipt.

16	Nuveen Investments

Nuveen NWQ Equity Income Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.9%

	COMMON STOCKS – 99.1%

	Aerospace & Defense – 1.2%

200	Raytheon Company	$15,414

	Airlines – 0.6%

500	Controladora Vuela Compania de Aviacion SAB de CV, (2)	7,250

	Automobiles – 3.7%

200	Daimler AG, Sponsored ADR, (3)	15,620

900	General Motors Company, (2)	32,373
	Total Automobiles	47,993

	Capital Markets – 3.2%

700	Ares Capital Corporation	12,103

600	Bank of New York Company, Inc.	18,114

800	Medley Capital Corporation	11,032
	Total Capital Markets	41,249

	Chemicals – 1.0%

300	Mosaic Company	12,906

	Commercial Banks – 2.9%

900	Wells Fargo & Company	37,188

	Communications Equipment – 5.0%

1,800	Cisco Systems, Inc.	42,156

1,700	LM Ericsson Telefonaktiebolaget, Sponsored ADR	22,695
	Total Communications Equipment	64,851

	Consumer Finance – 2.1%

400	Capital One Financial Corporation	27,496

	Diversified Financial Services – 6.0%

800	Citigroup Inc.	38,808

750	JPMorgan Chase & Co.	38,768
	Total Diversified Financial Services	77,576

	Diversified Telecommunication Services – 2.0%

200	CenturyLink, Inc.	6,276

1,400	Frontier Communications Corporation	5,838

500	Nippon Telegraph and Telephone Corporation, ADR	13,030
	Total Diversified Telecommunication Services	25,144

	Electric Utilities – 0.7%

300	NRG Yield, Inc., Class A, (2)	9,087

	Food & Staples Retailing – 5.6%

3,500	Carrefour S.A., Sponsored ADR, (3)	23,800

500	CVS Caremark Corporation	28,375

2,500	Metro AG, (3)	19,831
	Total Food & Staples Retailing	72,006

Nuveen Investments	17

Nuveen NWQ Equity Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	Food Products – 0.5%

800	Orkla ASA, Sponsored ADR	$5,872

	Household Products – 1.2%

200	Procter & Gamble Company	15,118

	Industrial Conglomerates – 3.0%

500	General Electric Company	11,945

450	Koninklijke Philips NV	14,513

100	Siemens AG, Sponsored ADR	12,051
	Total Industrial Conglomerates	38,509

	Insurance – 9.7%

1,050	American International Group	51,059

1,050	Hartford Financial Services Group, Inc.	32,676

200	Swiss Re AG, Sponsored ADR, (3)	16,544

800	Unum Group	24,352
	Total Insurance	124,631

	Machinery – 1.4%

200	Ingersoll-Rand Company Limited, Class A	12,988

100	PACCAR Inc.	5,566
	Total Machinery	18,554

	Media – 11.7%

1,900	Interpublic Group Companies, Inc., (4)	32,642

500	MDC Partners, Inc.	13,990

900	National CineMedia, Inc.	16,974

1,300	RTL Group SA, Unsponsored ADR, (3)	13,207

550	Time Warner Inc.	36,196

450	Viacom Inc., Class B	37,611
	Total Media	150,620

	Metals & Mining – 1.8%

500	AngloGold Ashanti Limited, Sponsored ADR, (4)	6,640

1,900	AuRico Gold Inc.	7,239

500	Barrick Gold Corporation	9,310
	Total Metals & Mining	23,189

	Oil, Gas & Consumable Fuels – 6.2%

250	Canadian Natural Resources Limited	7,860

400	Royal Dutch Shell PLC, Class A, ADR	26,272

1,900	Talisman Energy Inc., (4)	21,850

410	Total S.A., Sponsored ADR	23,747
	Total Oil, Gas & Consumable Fuels	79,729

	Pharmaceuticals – 14.0%

400	AstraZeneca PLC, Sponsored ADR	20,772

900	GlaxoSmithKline PLC, Sponsored ADR	45,153

150	Merck & Company Inc.	7,142

1,750	Pfizer Inc.	50,243

200	Roche Holding AG, Sponsored ADR, (3)	13,506

850	Sanofi SA, ADR	43,036
	Total Pharmaceuticals	179,852

18	Nuveen Investments

Shares	Description (1)					Value

	Real Estate Investment Trust – 2.1%

600	PennyMac Mortgage Investment Trust					$13,608

700	Redwood Trust Inc.					13,783
	Total Real Estate Investment Trust					27,391

	Semiconductors & Equipment – 3.1%

270	Analog Devices, Inc.					12,704

800	Applied Materials, Inc.					14,032

325	Microchip Technology Incorporated					13,094
	Total Semiconductors & Equipment					39,830

	Software – 5.9%

1,100	CA Technologies, Inc.					32,637

1,100	Microsoft Corporation					36,641

200	Oracle Corporation					6,634
	Total Software					75,912

	Tobacco – 1.4%

200	Philip Morris International					17,318

	Wireless Telecommunication Services – 3.1%

1,150	Vodafone Group PLC, Sponsored ADR, (4)					40,457
	Total Common Stocks (cost $1,008,119)					1,275,142

Shares	Description (1)	Coupon			Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.9%

	Commercial Banks – 0.9%

500	Texas Capital Bancshares, Inc.	6.500%			BB	$11,195
	Total $25 Par (or similar) Retail Structures (cost $12,508)					11,195

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.9%

	Diversified Financial Services – 0.9%

12	JPMorgan Chase & Co.	6.000%	N/A	(6)	BBB	$11,250
	Total $1,000 Par (or similar) Institutional Structures (cost $12,000)					11,250
	Total Long-Term Investments (cost $1,032,627)					1,297,587
	Other Assets Less Liabilities – (0.9)% (7)					(11,642)
	Net Assets – 100%					$1,285,945

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (8)	Expiration Date	Strike Price	Value (7)

(2)	AngloGold Ashanti Limited	$(3,000)	1/18/14	$15	$(175)

(4)	Interpublic Group Companies, Inc.	(6,000)	10/19/13	15	(870)

(3)	Talisman Energy Inc.	(3,600)	10/19/13	12	(68)

(2)	Vodafone Group PLC	(6,400)	10/19/13	32	(630)

(2)	Vodafone Group PLC	(6,600)	10/19/13	33	(445)

(4)	Vodafone Group PLC	(13,600)	1/18/14	34	(780)
(17)	Total Call Options Written (premiums received $1,545)	$(39,200)			$(2,968)

Nuveen Investments	19

Nuveen NWQ Equity Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,172,634	$102,508	$—	$1,275,142
$25 Par (or similar) Retail Structures	11,195	—	—	11,195
$1,000 Par (or similar) Institutional Structures	—	11,250	—	11,250
Derivatives:
Call Options Written	(2,968)	—	—	(2,968)
Total	$1,180,861	$113,758	$—	$1,294,619

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $1,033,944.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$308,411
Depreciation	(44,768)
Net unrealized appreciation (depreciation) of investments	$263,643

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(4)	Investment, or portion of investment, has been pledged as collateral for call options written during and/or as of the end of the reporting period.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt.

20	Nuveen Investments

Nuveen Global Total Return Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 1.4%

	Commercial Banks – 0.5%

2,400	PNC Financial Services	6.125%		BBB	$60,576

2,000	Regions Financial Corporation	6.375%		BB	45,120
	Total Commercial Banks				105,696

	Consumer Finance – 0.4%

3,000	Discover Financial Services	6.500%		BB	70,560

	Insurance – 0.3%

2,400	Hartford Financial Services Group Inc.	7.875%		BB+	67,488

	Oil, Gas & Consumable Fuels – 0.2%

1,440	Nustar Logistics Limited Partnership	7.625%		Ba2	36,346
	Total $25 Par (or similar) Retail Structures (cost $278,995)				280,090

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 48.7%

	Airlines – 0.1%

$24	Delta Air Lines Pass Through Certificates, Series 2012-1B	6.875%	5/07/19	BB+	$25,198

	Auto Components – 0.7%

50	Ahern Rentals Inc., 144A	9.500%	6/15/18	B	52,625

45	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	46,125

25	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	25,688
120	Total Auto Components				124,438

	Automobiles – 1.7%

200	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	289,848

30	General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	27,413
230	Total Automobiles				317,261

	Building Products – 0.3%

60	Owens Corning Incorporated	4.200%	12/15/22	BBB–	58,533

	Capital Markets – 2.9%

40	E Trade Financial Corporation	6.375%	11/15/19	B2	42,600

125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	141,936

85	Goldman Sachs Group, Inc.	3.625%	1/22/23	A	81,282

75	Morgan Stanley	4.875%	11/01/22	BBB+	75,039

125	Morgan Stanley	5.500%	7/24/20	A	137,972

75	Morgan Stanley	3.750%	2/25/23	A	72,303
525	Total Capital Markets				551,132

	Chemicals – 1.1%

25	Hexion US Finance	6.625%	4/15/20	Ba3	25,000

25	Huntsman International LLC, Series 2011	8.625%	3/15/21	B+	27,750

Nuveen Investments	21

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$70	Ineos Finance PLC, 144A	7.500%	5/01/20	BB–	$75,075

25	Momentive Performance Materials Inc.	8.875%	10/15/20	B1	26,250

50	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	56,500
195	Total Chemicals				210,575

	Commercial Banks – 0.7%

45	CIT Group Inc.	5.000%	8/01/23	BB	43,568

25	HSBC Holdings PLC	6.800%	6/01/38	A+	29,463

40	Royal Bank of Scotland	6.125%	12/15/22	BBB–	40,297

25	Wells Fargo & Company	3.450%	2/13/23	A+	23,399
135	Total Commercial Banks				136,727

	Commercial Services & Supplies – 0.4%

27	Ceridian Corporation, 144A	8.875%	7/15/19	B1	30,915

50	Iron Mountain Inc.	5.750%	8/15/24	B1	45,000
77	Total Commercial Services & Supplies				75,915

	Communications Equipment – 0.4%

20	Goodman Networks Inc., 144A	12.875%	7/01/18	B	21,100

50	IntelSat Jackson Holdings, 144A	6.625%	12/15/22	CCC+	49,625
70	Total Communications Equipment				70,725

	Computers & Peripherals – 0.4%

30	Hewlett Packard Company	4.650%	12/09/21	A–	29,463

15	Lexmark International Group Incorporated	5.125%	3/15/20	BBB–	15,463

30	Seagate HDD Cayman	7.000%	11/01/21	BBB–	33,300
75	Total Computers & Peripherals				78,226

	Construction & Engineering – 1.0%

200	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB	193,500

	Consumer Finance – 1.5%

100	Capital One Bank	3.375%	2/15/23	Baa1	93,535

75	Discover Financial Services	5.200%	4/27/22	BBB	79,038

100	Ford Motor Credit Company	6.625%	8/15/17	BBB–	115,231
275	Total Consumer Finance				287,804

	Containers & Packaging – 0.7%

20	Ball Corporation	4.000%	11/15/23	BB+	17,950

100	Reynolds Group	7.125%	4/15/19	B+	106,250
120	Total Containers & Packaging				124,200

	Diversified Consumer Services – 1.0%

200	Office Depot de Mexico SA de CV, 144A	6.875%	9/20/20	BB+	198,500

	Diversified Financial Services – 4.8%

115	Bak of America Corporation	5.875%	1/05/21	A	130,334

100	Bak of America Corporation	5.700%	1/24/22	A	111,706

140	BNP Paribas	2.700%	8/20/18	A+	141,601

95	Citigroup Inc.	4.500%	1/14/22	A	99,563

30	Citigroup Inc.	6.125%	8/25/36	BBB+	30,193

130	General Electric Capital Corporation	5.300%	2/11/21	AA	141,385

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	30,639

22	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$150	JP Morgan Chase & Company	4.500%	1/24/22	A+	$156,465

40	JP Morgan Chase & Company	3.375%	5/01/23	A	36,275

45	JP Morgan Chase & Company	6.400%	5/15/38	A+	53,063
870	Total Diversified Financial Services				931,224

	Diversified Telecommunication Services – 2.0%

25	AT&T, Inc.	5.550%	8/15/41	A	24,816

35	Brasil Telecom SA, 144A	5.750%	2/10/22	BBB–	30,625

20	CyrusOne LP Finance	6.375%	11/15/22	B+	19,850

150	Deutsche Telekom International Finance BV, 144A	4.875%	3/06/42	BBB+	141,273

65	Qwest Corporation	6.750%	12/01/21	BBB–	69,805

55	Verizon Communications	5.150%	9/15/23	A–	58,948

20	Verizon Communications	6.550%	9/15/43	A–	22,579

20	Windstream Corporation	6.375%	8/01/23	BB+	18,300
390	Total Diversified Telecommunication Services				386,196

	Electric Utilities – 0.8%

55	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	50,863

50	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B–	52,688

50	FirstEnergy Corporation	4.250%	3/15/23	Baa3	45,726
155	Total Electric Utilities				149,277

	Energy Equipment & Services – 1.2%

20	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	22,717

25	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	25,000

50	Nabors Industries Inc.	5.000%	9/15/20	BBB	52,244

25	Precision Drilling Corporation	6.500%	12/15/21	Ba1	26,125

85	Transocean Inc.	3.800%	10/15/22	BBB–	80,035

25	Weatherford International Limited	7.000%	3/15/38	Baa2	26,513
230	Total Energy Equipment & Services				232,634

	Food & Staples Retailing – 1.0%

200	Coca-Cola Icecek AS, 144A, (WI/DD)	4.750%	TBA	BBB	199,022

	Food Products – 0.4%

20	JBS USA LLC	7.250%	6/01/21	BB	20,100

25	Pinnacle Foods Finance LLC, 144A	4.875%	5/01/21	B–	23,250

40	Tyson Foods	4.500%	6/15/22	BBB	41,517
85	Total Food Products				84,867

	Gas Utilities – 0.1%

25	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	26,563

	Health Care Providers & Services – 1.0%

25	HCA Holdings Inc.	7.750%	5/15/21	B–	26,594

25	Kindred Healthcare Inc.	8.250%	6/01/19	B–	26,625

100	Labco SAS, 144A	8.500%	1/15/18	BB–	143,740
150	Total Health Care Providers & Services				196,959

	Hotels, Restaurants & Leisure – 0.5%

25	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	26,125

25	Viking Cruises Limited, 144A	8.500%	10/15/22	B+	27,688

Nuveen Investments	23

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$50	Wynn Las Vegas LLC Corporation	5.375%	3/15/22	BBB–	$50,250
100	Total Hotels, Restaurants & Leisure				104,063

	Independent Power Producers & Energy Traders – 0.4%

25	Calpine Corporation, 144A	7.500%	2/15/21	BB+	26,563

25	Constellation Energy Group	5.150%	12/01/20	BBB+	27,069

20	GenOn Energy Inc.	9.500%	10/15/18	B	22,500
70	Total Independent Power Producers & Energy Traders				76,132

	Industrial Conglomerates – 0.1%

20	Abengoa Finance SAU, 144A	8.875%	11/01/17	B+	19,800

	Insurance – 0.7%

35	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	40,390

30	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	31,022

20	Prudential Financial Inc.	5.500%	3/15/16	A	22,002

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	30,593
120	Total Insurance				124,007

	IT Services – 0.5%

75	Computer Sciences Corporation	4.450%	9/15/22	BBB	73,710

20	First Data Corporation	6.750%	11/01/20	BB–	20,700
95	Total IT Services				94,410

	Machinery – 0.7%

50	Ingersoll Rand, 144A	5.750%	6/15/43	BBB	51,429

40	Terex Corporation	6.000%	5/15/21	BB–	40,450

55	Turlock Corporation	4.150%	11/02/42	A–	48,858
145	Total Machinery				140,737

	Media – 2.9%

20	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	18,850

20	Comcast Corporation	6.400%	5/15/38	A–	23,709

55	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	58,151

50	Dish DBS Corporation	4.250%	4/01/18	BB–	50,063

50	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	49,000

25	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	26,500

30	NBC Universal Media LLC	4.375%	4/01/21	A–	32,297

35	NBC Universal Media LLC	2.875%	1/15/23	A–	33,285

70	News America Holdings Inc.	6.650%	11/15/37	BBB+	79,534

45	SES SA, 144A	3.600%	4/04/23	BBB	42,329

40	Time Warner Inc.	6.100%	7/15/40	BBB+	42,917

28	Viacom Inc.	4.375%	3/15/43	BBB+	22,660

25	Videotron Limited, 144A	5.625%	6/15/25	BB	23,178

60	Vivendi SA, 144A	4.750%	4/12/22	BBB	58,572
553	Total Media				561,045

	Metals & Mining – 4.1%

105	Alcoa Inc.	5.400%	4/15/21	BBB–	103,801

45	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	45,514

35	Allied Nevada Gold Corporation, 144A	8.750%	6/01/19	B–	24,125

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$25	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	$19,250

85	ArcelorMittal	6.750%	2/25/22	BB+	89,463

35	Century Aluminum Company, 144A	7.500%	6/01/21	B	32,375

70	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	66,728

25	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	25,250

50	FMG Resources, 144A	8.250%	11/01/19	BB+	53,875

75	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	68,977

45	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	48,150

65	Newmont Mining Corporation	3.500%	3/15/22	BBB+	56,840

35	Teck Resources Limited	6.250%	7/15/41	BBB	33,912

25	Vale Overseas Limited	6.875%	11/10/39	A–	25,311

35	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	18,725

80	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	82,703
835	Total Metals & Mining				794,999

	Oil, Gas & Consumable Fuels – 8.3%

50	Amerada Hess Corporation	7.125%	3/15/33	BBB	59,149

50	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	56,038

80	Apache Corporation	4.250%	1/15/44	A–	69,987

30	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	28,178

25	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	23,500

25	Bill Barrett Corporation	7.000%	10/15/22	B1	24,188

25	Calumet Specialty Products	9.375%	5/01/19	B+	27,438

50	Carrizo Oil and Gas Inc.	7.500%	9/15/20	B–	53,000

5	Concho Resources Inc.	5.500%	10/01/22	BB+	4,988

50	Continental Resources Inc.	5.000%	9/15/22	BBB–	50,313

25	Deep Drilling Company	14.250%	3/05/15	NA	27,125

25	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	25,813

200	Gazprom OAO Via Gaz Capital SA, 144A	3.850%	2/06/20	Baa1	190,499

50	Gibson Energy, 144A	6.750%	7/15/21	BB	51,625

25	Halcon Resources Corporation.	9.750%	7/15/20	CCC+	26,438

50	Hercules Offshore LLC, 144A, WI/DD	7.500%	10/01/21	B	50,000

30	Key Energy Services Inc.	6.750%	3/01/21	BB–	29,700

25	Kodiak Oil and Gas Corporation, 144A	5.500%	2/01/22	B	24,375

20	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	18,850

25	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	25,281

25	Niska Gas Storage US LLC	8.875%	3/15/18	B+	25,875

30	Noble Energy Inc.	4.150%	12/15/21	BBB	31,232

25	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	25,000

30	Offshore Group Investment Limited	7.500%	11/01/19	B–	31,575

20	Paramount Resources Limited, 144A	7.625%	12/04/19	B	19,514

25	PBF Holding Company LLC	8.250%	2/15/20	BB+	25,875

25	Petrobras International Finance Company	5.375%	1/27/21	A3	25,115

50	Petrobras International Finance Company	6.875%	1/20/40	A3	49,117

25	Sabine Pass LNG LP	7.500%	11/30/16	BB+	27,500

25	Sandridge Energy Inc.	8.125%	10/15/22	B2	25,250

Nuveen Investments	25

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$200	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	$195,728

25	SM Energy Company	6.625%	2/15/19	BB–	26,000

200	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	179,486

50	Western Refining Inc.	6.250%	4/01/21	BB–	49,000
1,620	Total Oil, Gas & Consumable Fuels				1,602,752

	Paper & Forest Products – 0.7%

25	Domtar Corporation	4.400%	4/01/22	BBB–	24,128

30	International Paper Company	8.700%	6/15/38	BBB	40,739

50	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	43,875

25	Tembec Industries, Inc.	11.250%	12/15/18	B3	27,188
130	Total Paper & Forest Products				135,930

	Pharmaceuticals – 0.1%

25	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	26,000

	Real Estate Investment Trust – 0.8%

80	HCP Inc.	3.750%	2/01/19	BBB+	82,846

15	Prologis Inc.	6.875%	3/15/20	BBB	17,685

20	Simon Property Group, L.P.	5.650%	2/01/20	A	22,821

30	Vornado Realty LP	4.250%	4/01/15	BBB	31,145
145	Total Real Estate Investment Trust				154,497

	Real Estate Management & Development – 0.7%

100	Evergrande Real Estate Group Limited	13.000%	1/27/15	BB	107,250

25	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	24,563
125	Total Real Estate Management & Development				131,813

	Road & Rail – 0.2%

30	Hertz Corporation	7.375%	1/15/21	B	32,250

	Software – 0.1%

25	BMC Software Finance Inc., 144A	8.125%	7/15/21	B–	25,938

	Textiles, Apparel & Luxury Goods – 0.1%

20	Jones Group	6.875%	3/15/19	B+	20,450

	Thrifts & Mortgage Finance – 0.2%

40	WEA Finance LLC, 144A	4.625%	5/10/21	A2	42,194

	Tobacco – 0.6%

100	Altria Group Inc.	2.850%	8/09/22	Baa1	91,586

30	Reynolds American Inc.	3.250%	11/01/22	Baa2	27,616
130	Total Tobacco				119,202

	Trading Companies & Distributors – 0.1%

25	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	24,300

	Transportation Infrastructure – 0.2%

35	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	37,129

	Wireless Telecommunication Services – 2.5%

70	American Tower Company	5.050%	9/01/20	BBB	72,611

50	Crown Castle International Corporation	5.250%	1/15/23	BB–	46,000

200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	192,200

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$50	Sprint Corporation, 144A	7.250%	9/15/21		BB–	$50,500

100	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18		BB	115,750
470	Total Wireless Telecommunication Services					477,061
$9,169	Total Corporate Bonds (cost $9,382,282)					9,404,185

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Health Care Equipment & Supplies – 0.1%

$20	Boston Properties Limited Partnership	4.125%	5/15/21		A–	$20,575
$20	Total Convertible Bonds (cost $20,354)					20,575

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 2.7%

	Capital Markets – 0.3%

75	Goldman Sachs Capital II, (3)	4.000%	N/A	(4)	BB+	$54,750

	Commercial Banks – 0.5%

30	Barclays Bank PLC, (3)	4.750%	N/A	(4)	BBB–	32,063

35	Fifth Third Bancorp., (3)	5.100%	N/A	(4)	BBB–	30,450

30	Rabobank Nederland, 144A, (3)	11.000%	N/A	(4)	A–	38,999
	Total Commercial Banks					101,512

	Diversified Financial Services – 0.9%

75	Bank of America Corporation	7.250%	N/A	(4)	BB+	81,000

50	Citigroup Inc., (3)	5.950%	N/A	(4)	BB	46,625

50	JP Morgan Chase & Company, (3)	6.000%	N/A	(4)	BBB	46,875
	Total Diversified Financial Services					174,500

	Electric Utilities – 0.5%

100	Electricite de France, 144A, (3)	5.250%	N/A	(4)	A3	94,590

	Insurance – 0.4%

25	Genworth Financial Inc., (3)	6.150%	11/15/66		Ba1	21,875

50	Prudential Financial Inc., (3)	5.200%	3/15/44		BBB+	45,350
	Total Insurance					67,225

	IT Services – 0.1%

25	Zayo Escrow Corporation, (3)	8.125%	1/01/20		B1	27,344
	Total $1,000 Par (or similar) Institutional Structures (cost $544,655)					519,921

Principal Amount (000)	Description (1)	Coupon	Maturity		Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.9%

$82	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	6/25/46		Caa3	$67,165

97	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	2/25/37		Caa1	89,311

49	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23		Caa1	46,300

145	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA		Aaa	154,855

680	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA		Aaa	713,256

Nuveen Investments	27

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$250		Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.893%	10/15/54	AAA	$253,299
$1,303		Total Asset-Backed and Mortgage-Backed Securities (cost $1,296,912)				1,324,186

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 37.8%

		Bermuda – 0.5%

$100		Bermuda Government, 144A	5.603%	7/20/20	AA–	$107,100

		Canada – 2.6%

350	CAD	Canadian Government Bond	3.000%	12/01/15	AAA	352,565

150	CAD	Province of Ontario, Canada Municipal Bond	4.200%	3/08/18	Aa2	157,685
500	CAD	Total Canada				510,250

		Indonesia – 0.5%

100		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	105,125

		Ireland – 0.8%

100	EUR	Irish Republic Treasury Bond	5.500%	10/18/17	BBB+	150,418

		Italy – 0.4%

50	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	71,755

		Mexico – 10.6%

20	MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A–	165,933

50	MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A–	402,128

36	MXN	Mexico Bonos de DeSarrollo	5.000%	6/15/17	A–	279,832

65	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A–	563,286

38	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A–	310,543

40	MXN	United Mexican States	9.500%	12/18/14	A–	326,371
249	MXN	Total Mexico				2,048,093

		Norway – 2.1%

2,300	NOK	Norwegian Government Bond	3.750%	5/25/21	AAA	411,749

		Poland – 1.6%

850	PLN	Republic of Poland	2.500%	7/25/18	A	255,992

50		Republic of Poland	5.000%	3/23/22	A2	53,775
		Total Poland				309,767

		Russian Federation – 1.1%

200		Russian Federation, 144A	4.500%	4/04/22	Baa1	204,240

		South Africa – 4.0%

3,800	ZAR	Republic of South Africa	7.250%	1/15/20	A–	377,992

200		Republic of South Africa	5.875%	9/16/25	Baa1	210,250

1,500	ZAR	Republic of South Africa	10.500%	12/21/26	A–	179,753
		Total South Africa				767,995

		Sweden – 1.8%

2,000	SEK	Republic of Sweden	3.500%	6/01/22	AAA	339,959

		Turkey – 6.6%

1,000	TRY	Republic of Turkey, Government Bond	9.000%	3/08/17	BBB	499,987

785	TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	416,584

28	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Turkey (continued)

430	TRY	Republic of Turkey, Government Bond	7.100%	3/08/23	BBB	$187,322

200		Republic of Turkey, Government Bond	4.875%	4/16/43	Baa3	165,000
		Total Turkey				1,268,893

		Ukraine – 0.4%

100		Republic of Ukraine, 144A	7.750%	9/23/20	B	85,250

		United Kingdom – 4.8%

300	GBP	United Kingdom Gilt	1.250%	7/22/18	Aa1	479,285

250	GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	449,182
550	GBP	Total United Kingdom				928,467
		Total Sovereign Debt (cost $7,675,102)				7,309,061
		Total Long-Term Investments – (cost $19,198,300)				18,858,018

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 5.7%

		Repurchase Agreements – 5.7%

$1,110		Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $1,109,916, collateralized by $1,130,000 U.S. Treasury Notes, 0.875%, due 2/28/17, value $1,132,232	0.000%	10/01/13		$1,109,916

		Total Short-Term Investments (cost $1,109,916)				1,109,916
		Total Investments (cost $20,308,216) – 103.3%				19,967,934
		Other Assets Less Liabilities – (3.3)% (6)				(640,386)
		Net Assets – 100%				$19,327,548

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
Barclays Bank PLC	Euro	511,377	U.S. Dollar	678,081	11/08/13	$(13,804)
Barclays Bank PLC	Polish Zloty	825,000	U.S. Dollar	260,351	10/31/13	(3,297)
Barclays Bank PLC	U.S. Dollar	559,875	Norwegian Krone	3,300,000	11/18/13	(12,116)
Barclays Bank PLC	U.S. Dollar	950,385	Australian Dollar	1,020,000	12/13/13	(3,470)
BNP Paribas Securities	British Pound Sterling	600,000	U.S. Dollar	910,114	10/02/13	(61,214)
BNP Paribas Securities	U.S. Dollar	940,613	British Pound Sterling	600,000	10/02/13	30,715
Citigroup	Canadian Dollar	645,000	U.S. Dollar	613,184	10/31/13	(12,512)
Citigroup	Euro	440,500	U.S. Dollar	594,990	12/13/13	(1,055)
Citigroup	Sweden Krona	2,300,000	U.S. Dollar	351,483	11/18/13	(5,980)
Citigroup	U.S. Dollar	588,149	Australian Dollar	630,000	11/08/13	(2,012)
Citigroup	U.S. Dollar	918,557	Australian Dollar	1,000,000	11/08/13	11,820
Citigroup	U.S. Dollar	1,008,319	Turkish Lira	2,000,000	11/19/13	(27,171)
Citigroup	U.S. Dollar	704,625	Mexican Peso	9,000,000	11/20/13	(20,039)
Credit Suisse	Japanese Yen	85,000,000	U.S. Dollar	858,001	10/29/13	(6,901)
Credit Suisse	U.S. Dollar	316,857	Malaysian Ringgit	1,000,000	10/23/13	(10,574)
Credit Suisse	U.S. Dollar	876,402	Japanese Yen	85,000,000	10/29/13	(11,499)
Credit Suisse	U.S. Dollar	729,070	Norwegian Krone	4,410,000	12/13/13	2,258
JPMorgan	Mexican Peso	26,930,000	U.S. Dollar	1,994,482	10/31/13	(57,047)
JPMorgan	South Africa Rand	960,000	U.S. Dollar	92,206	10/31/13	(2,947)
JPMorgan	Turkish Lira	1,100,000	U.S. Dollar	559,611	10/11/13	16,140
JPMorgan	Turkish Lira	1,400,000	U.S. Dollar	707,044	10/11/13	15,353
JPMorgan	U.S. Dollar	132,877	Turkish Lira	260,000	10/11/13	(4,420)
JPMorgan	U.S. Dollar	938,630	Turkish Lira	1,900,000	10/11/13	93
JPMorgan	U.S. Dollar	949,702	Mexican Peso	12,500,000	10/31/13	2,549
JPMorgan	U.S. Dollar	965,273	Mexican Peso	12,500,000	10/31/13	(13,022)
JPMorgan	U.S. Dollar	507,382	South Africa Rand	5,000,000	10/31/13	(11,797)
Morgan Stanley	British Pound Sterling	573,000	U.S. Dollar	920,570	12/13/13	(6,549)
Nomura Securities	U.S. Dollar	643,580	Malaysian Ringgit	2,100,000	10/16/13	(54)
						$(208,552)

Nuveen Investments	29

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount (U.S. Dollars)	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan	Markit CDX NA HY20 Index	Sell	1.65%	$400,000	5.000%	6/20/18	$24,004	$11,992

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (6)
JPMorgan	$200,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$9,835
Morgan Stanley	1,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/23	50,383
	$1,200,000						$60,218

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
3-Month Euro	Long	6	9/14	$2,020,753	$3,157
Long Gilt	Long	3	12/13	535,794	5,239
U.S. Treasury 10-Year Note	Long	2	12/13	252,781	1,277
U.S. Treasury Long Bond	Short	(5)	12/13	(666,875)	(12,824)
U.S. Ultra Bond	Short	(4)	12/13	(568,375)	(8,213)
				$1,574,078	$(11,364)
*	Total Notional Amount at Value of Long and Short positions are $2,809,328 and $(1,235,250), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$280,090	$—	$—	$280,090
Corporate Bonds	—	9,404,185	—	9,404,185
Convertible Bonds	—	20,575	—	20,575
$1,000 Par (or similar) Institutional Structures	81,000	438,921	—	519,921
Asset-Backed and Mortgage-Backed Securities	—	1,324,186	—	1,324,186
Sovereign Debt	—	7,309,061	—	7,309,061
Short-Term Investments:
Repurchase Agreements	—	1,109,916	—	1,109,916
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(208,552)	—	(208,552)
Credit Default Swaps*	—	11,992	—	11,992
Interest Rate Swaps*	—	60,218	—	60,218
Futures Contracts*	(11,364)	—	—	(11,364)
Total	$349,726	$19,470,502	$—	$19,820,228
*	Represents net unrealized appreciation (depreciation).

30	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $20,308,216.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$435,732
Depreciation	(776,014)
Net unrealized appreciation (depreciation) of investments	$(340,282)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures classified as Level 2.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Value of derivative or Unrealized Appreciation (Depreciation) of certain instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pounds

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar–London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013